Fair Value Measurement - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term borrowing, fair value	14,300,000	11,200,000
Foreign Exchange Forward | Deliverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Value	420,500,000	557,000,000
Foreign Exchange Forward | Deliverable | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity period	1 month	1 month
Foreign Exchange Forward | Deliverable | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity period	16 months	16 months